BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 3,047	$ 997
Brokerage Account	180,587	0
Total Current Assets	183,634	997
Property and Equipment, net	15,505	28,882
Total Assets	199,139	29,879
Current liabilities
Accounts payable and accrued expenses	137,793	210,223
Accounts payable and accrued expenses to related party	444,246	80,664
Deferred revenue related party	11,333	0
Convertible notes payable to related parties, net of debt discount	5,508	760
Current portion of long-term debt	29,010	30,681
Total Current Liabilities	627,890	322,328
Non-Current liabilities
Long-term debt	15,045	25,976
Total Liabilities	642,935	348,304
Stockholders' deficit
Preferred stock value	0	0
Common Stock, 450,000,000 authorized at $0.001 par value; and 12,901,753 and 11,766,766 shares issued and outstanding at December 31, 2020 and 2019	12,902	11,766
Stock Payable	3,000	43,764
Additional paid-in capital	12,506,375	11,418,103
Accumulated deficit	(12,966,074)	(11,792,059)
Total stockholders' deficit	(443,796)	(318,425)
Total liabilities and stockholders' deficit	199,139	29,879
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred stock value	$ 1	$ 1